Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay International Equity Fund
Supplement	ck0000787441_SupplementTextBlock

MAINSTAY GROUP OF FUNDS

Supplement dated February 28, 2017 (“Supplement”) to:

MainStay Equity Funds, MainStay Income and Mixed Asset Funds, and MainStay Target Date

Funds Prospectuses and Summary Prospectuses, each dated February 28, 2017;

and

MainStay Group of Funds Statement of Additional Information dated February 28, 2017

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus and Statement of Additional Information.

Effective immediately, Class R6 shares are not currently offered for sale for the following Funds:

MainStay Balanced Fund

MainStay California Tax Free Opportunities Fund

MainStay Common Stock Fund

MainStay Convertible Fund

MainStay Cornerstone Growth Fund

MainStay Emerging Markets Debt Fund

MainStay Emerging Markets Equity Fund

MainStay Epoch Capital Growth Fund

MainStay Epoch Global Choice Fund

MainStay Epoch International Small Cap Fund

MainStay Epoch U.S. All Cap Fund

MainStay Epoch U.S. Small Cap Fund

MainStay Floating Rate Fund

MainStay Government Fund

MainStay High Yield Municipal Bond Fund

MainStay ICAP International Fund

MainStay Income Builder Fund

MainStay Indexed Bond Fund

MainStay International Equity Fund

MainStay International Opportunities Fund

MainStay MAP Equity Fund

MainStay New York Tax Free Opportunities Fund

MainStay Retirement 2010 Fund

MainStay Retirement 2020 Fund

MainStay Retirement 2030 Fund

MainStay Retirement 2040 Fund

MainStay Retirement 2050 Fund

MainStay Retirement 2060 Fund

MainStay S&P 500 Index Fund

MainStay Short Duration High Yield Fund

MainStay Tax Free Bond Fund

MainStay U.S. Equity Opportunities Fund

MainStay Unconstrained Bond Fund

Supplement Closing	ck0000787441_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.